[LOGO] FEDERATED INVESTORS


                                                        Government
                                                        Income
                                                        Securities, Inc.


                                                        9th Semi-Annual Report
                                                        August 31, 1995



                                                        Established 1986



President's Message

Dear Fellow Shareholder:

I am pleased to present the Government Income Securities, Inc. Semi-Annual Report for the period March 1, 1995 to August 31, 1995. The report contains an interview with the fund's portfolio manager, Kathy Foody-Malus, Vice President of Federated Advisers. Following the interview, you will find the fund's Financial Statements and a complete listing of the fund's investments in U.S. government securities.

On August 31, 1995, the fund's assets were $2.4 billion. On March 1, 1995, the fund's per share net asset value was $8.55 per share and on August 31, 1995, the net asset value per share was $8.73. Shareholders received dividends of $0.31 per share totaling $88.9 million. The share value increased 2.11%. Adding back the dividends, the total return was 3.67% for the six-month period.*

On July 6, 1995, Alan Greenspan, Chairman of the Federal Reserve Board, lowered short-term interest rates by 0.25% to 5.75%. This occurred after the Federal Reserve Board had raised interest rates seven times in the previous 12 months a most welcome event. Just as the previous interest rate increases depressed bond prices, this modest interest rate reduction caused bond prices to increase across the U.S. government bond market.

The present level of U.S. government bond prices reflect attractive investment value and returns a buyer's market. Our outlook for the remainder of 1995 and 1996 is encouraging (i.e. good for mortgage-backed security issues selected for the Government Income Securities, Inc. portfolio).

The fund's managers invest primarily in U.S. government mortgage-backed securities. These securities offer high current income, and mortgage-backed securities offer attractive yield spreads over Treasury bonds. The fund's managers are confident in their neutral position: the fund's average duration is 4.6 years, and the average coupon is 8.37%, the fund's 30-day distribution rate was 7.16% as of August 31, 1995, and the 30-day SEC yield as of August 31, 1995, was 6.51%* based on the offering price.** The total returns as of August 31, 1995, for the fund, were 6.92% for one year, 7.12% for five years, and 7.43% since inception on April 4, 1986 based on offering price.*


 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that when shares are redeemed, they may be worth more or less than the original cost.

** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. Current net yield is calculated by dividing the net investment income per share for the prior 30 days by the maximum offering price per share on that date.



The breakdown of the fund's portfolio as of August 31, 1995 was:

58%    Government National Mortgage Association (GNMA)    $1.703 billion
9%     Federal National Mortgage Association (FNMA)       $276.8 million
11%    Treasury Notes                                     $327.4 million
4%     Federal Home Loan Mortgage Corporation             $121.4 million
18%    Repurchase Agreements                              $526.2 million

I urge you to read the interview with Kathy Foody-Malus as she gives you her views on today's interest rate environment and how your fund is positioned.

Over the last six, twelve, and eighteen months, the fund's managers have held to their belief that it is prudent to invest in mortgage-backed securities for high current income. These mortgage-backed securities are pre-selected for their attractive yields over the U.S. Treasury issues.

Thank you for your continued support of Government Income Securities, Inc. If you are in a position to add money to your account, I urge you to consider doing so as you are buying shares with attractive yield potential. If you have any questions or comments, please do not hesitate to write.

Very sincerely yours,


Richard B. Fisher
President
October 16, 1995

 Investment Review

Where does Government Income Securities, Inc. fit into an investor's portfolio?

The fund is designed for individuals and institutions seeking ownership of a professionally managed portfolio of U.S. government securities. Its main emphasis is current income with total assets allocated primarily to mortgage-backed securities and non-callable U.S. Treasurys.


What are the fund's vital statistics and investment objective?

As of August 31, 1995, total net assets were $2.4 billion and the average 30-day net yield as calculated under SEC guidelines was 6.51% based upon the offering price of $8.82.* The fund's net total return for the twelve months ended August 31, 1995 was 9.16%* compared to 9.22% for the Lipper Mortgage Fund Average. The fund is rated AAAf,** the highest mutual fund credit rating of Standard & Poor's Ratings Group, and will continue to pursue its objective of providing monthly cash flow and daily liquidity while seeking competitive yields.

Can you comment on the interest rate environment over the six-month period?

From March 1, 1995 to August 31, 1995, interest rates declined across the entire yield curve in response to weaker economic news such as the industrial sector data via new factory orders, and the purchasing manager's index.

Offsetting the weakness in the industrial sector was the employment picture, which showed much stronger monthly employment data as well as weekly initial claims. The critical key to the U.S. economy remains the consumer. For example, the recent housing rebound reflects the lure of lower interest rates. However, given the late stage of the business cycle, the odds are against housing continuing to remain strong.

Although economic data has been quite mixed, the U.S. Treasury market during this period has chosen to focus on the economic data that has shown signs of a weakening economy.

  * Performance quoted represents past performance. Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their origianal cost. The fund's total return reflecting all sales charges for this period was 6.92%.

 ** This rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure, and management. They monitor fluctuating portfolios monthly for developments that could cause changes in ratings.


How did investors respond to this, and how did mortgage-backed securities ultimately perform ?

Mortgage securities performed well relative to U.S. Treasurys in the first quarter of 1995, and then underperformed their U.S. Treasury counterparts during the second quarter. With the U.S. Treasury market rallying during this time period, spreads on mortgage securities were widening because of an increase in volatility, heightened prepayment fears, and investor selling of mortgage securities in an attempt to keep positively convex securities in their portfolios. However, as the third quarter started, the risk return profile in mortgages shifted in their favor. From a portfolio manager's point of view, it is a "hands on" job every day.

Performance in the mortgage market going forward will continue to be driven strongly by market direction.

U.S. Treasury Bonds currently represent approximately 15% of the fund's assets. Why?

This Treasury position acts as a hedge against mortgage prepayments and helps cushion overall performance by adding predictable cash flows. Current investment strategy emphasizes a diversified range of coupons averaging 8.37% and offering a weighted average effective duration of 3.7 years. The fund's total portfolio will have price volatility similar to an intermediate-term government security (i.e. 3-7 years).

What's your outlook for mortgage backed securities?

Throughout 1995, interest rate volatility has been the driving force in the mortgage market. Over the next six months, barring a major interest rate rally which Federated does not anticipate, the mortgage market should perform well Interest rate volatility has been on the decline, and this trend should continue. The mortgage market should benefit from lower levels of mortgage originations coupled with attractive yields which will attract investor demand

How are you structuring the portfolio to reflect this outlook?

The current structure of the portfolio reflects a neutral duration strategy. With the mortgage to U.S. Treasury relationship having been very market directional, the bias has been to favor current coupon mortgage securities and U.S. Treasurys in the ten-year area of the yield curve. Again the fund's average maturity is only 6.8 years and the fund's gross yield is 8.12%.

Portfolio structure favors an overweighted position in mortgage-backed securities as they are expected to provide good long term value versus other fixed-income assets.

Two Ways You May Seek to Invest for Success in
Government Income Securities, Inc.

Initial Investment:

If you had made an initial investment of $10,000 in Government Income Securities, Inc. on April 4, 1986, reinvested dividends and capital gains, and didn't redeem any shares, your account would have been worth $19,628 on August 31, 1995. You would have earned a 7.43%* average annual total return for the 9-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of September 30, 1995, the fund's average annual one-year, five-year and since inception (4/4/86) total returns were 9.05%, 7.15%, and 7.47%, respectively.


                               [GRAPH GOES HERE]


* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge and 1% contingent deferred sales charge prior to 48 months. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



Government Income Securities, Inc.

One Step at a Time:

$1,000 invested each year for 9 years (reinvesting all dividends and capital gains) grew to $14,387.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Government Income Securities Inc. on April 4, 1986, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $10,000, but your account would have reached a total value of $14,387* by August 31, 1995. You would have earned an average annual total return of 7.25%.

A practical investment plan helps you pursue long-term performance from U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!


[GRAPH GOES HERE]


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor. Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Government Income Securities, Inc.

Hypothetical Investor Profile: Investing for Current Income

Nine years ago, in April 1986, Anne and Denny Laughlin, an imaginary working couple with no children, had to decide how to invest a $100,000 inheritance from her late father's estate. They chose Government Income Securities, Inc. because it invests in government securities which traditionally are some of the safest, most credit-worthy securities issued in America.

They like the way they can use their GISI account for an occasional extravagance like the $50,000 Jaguar without touching their original principal.
            -                       -

The Laughlin's account totaled $196,278 as of 8/31/95 for a total return of 7.43%.*


                               [GRAPH GOES HERE]


* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.




Government Income Securities, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
August 31, 1995
(unaudited)

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
LONG-TERM OBLIGATIONS--100.2%
----------------------------------------------------------------------------------------------
                FEDERAL HOME LOAN MORTGAGE CORP.--5.0%
                ------------------------------------------------------------------------------
$      399,036  11.50%, 8/1/2013                                                                $        436,442
                ------------------------------------------------------------------------------
     4,168,542  11.00%, 1/1/2001-7/1/2019                                                              4,563,016
                ------------------------------------------------------------------------------
    26,329,823  10.50%, 7/1/2004-12/1/2020                                                            28,594,175
                ------------------------------------------------------------------------------
    83,876,397  9.00%, 8/1/2004-5/1/2010                                                              87,778,161
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                121,371,794
                ------------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.4%
                ------------------------------------------------------------------------------
     6,228,906  12.25%, 12/1/2010-2/1/2012                                                             7,005,464
                ------------------------------------------------------------------------------
     3,005,800  11.50%, 11/1/2015                                                                      3,352,368
                ------------------------------------------------------------------------------
    42,290,664  11.00%, 9/1/2010-5/1/2023                                                             46,862,708
                ------------------------------------------------------------------------------
     1,707,991  10.50%, 9/1/2004                                                                       1,800,837
                ------------------------------------------------------------------------------
       759,562  10.00%, 2/1/2004                                                                         798,952
                ------------------------------------------------------------------------------
     9,357,322  9.00%, 5/1/2010                                                                        9,792,905
                        ------------------------------------------------------------------------------
            25,000,000  (a)  7.50%, 8/1/2025                                                                  25,085,500
                        ------------------------------------------------------------------------------
           ]15,299,999  7.00%, 7/1/2025-8/1/2025                                                              15,041,582
                        ------------------------------------------------------------------------------
           115,000,000  (a)  7.00%, 8/1/2002-8/1/2025                                                        114,769,950
                        ------------------------------------------------------------------------------
            28,200,652  6.50%, 6/1/2009                                                                       27,777,360
                        ------------------------------------------------------------------------------
            25,000,000  (a)  6.00%, 8/1/2025                                                                  24,484,000
                        ------------------------------------------------------------------------------  ----------------
                        Total                                                                                276,771,626
                        ------------------------------------------------------------------------------  ----------------
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--70.3%
                        ------------------------------------------------------------------------------
            11,261,186  12.50%, 4/15/2010-9/20/2015                                                           12,877,698
                        ------------------------------------------------------------------------------
            32,403,274  12.00%, 5/15/2011-4/20/2016                                                           36,656,403
                        ------------------------------------------------------------------------------
            43,099,902  11.50%, 3/15/2010-3/20/2020                                                           48,252,231
                        ------------------------------------------------------------------------------
            27,103,788  11.00%, 8/20/2009-5/15/2020                                                           29,687,907
                        ------------------------------------------------------------------------------
            36,277,270  10.50%, 11/15/2015-9/15/2020                                                          39,930,419
                        ------------------------------------------------------------------------------
           148,304,589  10.00%, 3/15/2016-1/15/2021                                                          161,373,650
                        ------------------------------------------------------------------------------
           210,162,841  9.50%, 4/15/2016-2/15/2022                                                           224,549,385
                        ------------------------------------------------------------------------------



Government Income Securities, Inc.

--------------------------------------------------------------------------------

          PRINCIPAL
            AMOUNT                                                                                           VALUE
        --------------  ------------------------------------------------------------------------------  ----------------
        LONG-TERM OBLIGATIONS--CONTINUED
        ----------------------------------------------------------------------------------------------
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
                        ------------------------------------------------------------------------------
        $  207,664,626  9.00%, 2/15/2009-10/15/2021                                                     $    219,306,162
                        ------------------------------------------------------------------------------
           172,552,333  8.50%, 1/15/2017-1/15/2025                                                           179,427,326
                        ------------------------------------------------------------------------------
           210,291,746  8.00%, 8/15/2022-8/15/2025                                                           215,662,713
                        ------------------------------------------------------------------------------
            30,000,000  (a)  8.00%, 8/1/2025                                                                  30,759,000
                        ------------------------------------------------------------------------------
           104,013,721  7.50%, 6/15/2023-8/15/2025                                                           104,629,482
                        ------------------------------------------------------------------------------
           135,000,000  (a)  7.50%, 8/1/2025                                                                 135,799,200
                        ------------------------------------------------------------------------------
           138,963,044  7.00%, 8/15/2015-8/15/2025                                                           136,659,035
                        ------------------------------------------------------------------------------
           130,000,000  (a)  7.00%, 8/1/2025                                                                 127,844,600
                        ------------------------------------------------------------------------------  ----------------
                        Total                                                                              1,703,415,211
                        ------------------------------------------------------------------------------  ----------------
                        UNITED STATES TREASURY NOTES--13.5%
                        ------------------------------------------------------------------------------
            75,000,000  7.875%, 11/15/2004                                                                    82,939,500
                        ------------------------------------------------------------------------------
           131,000,000  7.50%, 11/15/2001-2/15/2005                                                          141,410,660
                ------------------------------------------------------------------------------
    50,000,000  7.25%, 5/15/2004                                                                      53,086,500
                ------------------------------------------------------------------------------
    39,000,000  6.75%, 6/30/1999                                                                      39,936,390
                ------------------------------------------------------------------------------
    10,000,000  6.25%, 2/15/2003                                                                      10,003,600
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                327,376,650
                ------------------------------------------------------------------------------  ----------------
                TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $2,406,050,852)                       2,428,935,281
                ------------------------------------------------------------------------------  ----------------
(B) REPURCHASE AGREEMENTS--21.7%
----------------------------------------------------------------------------------------------
    70,000,000  Harris, Nesbitt, Thomson Securities, Inc., 5.80%, dated
                8/31/1995, due 9/1/1995                                                               70,000,000
                ------------------------------------------------------------------------------
     5,245,000  J.P. Morgan Securities, Inc., 5.83%, dated 8/31/1995 due 9/1/1995                      5,245,000
                ------------------------------------------------------------------------------
    60,000,000  (c) CS First Boston Corp., 5.76%, dated 8/14/1995, due 9/14/1995                      60,000,000
                ------------------------------------------------------------------------------
    50,000,000  (c) CS First Boston Corp., 5.76%, dated 8/17/1995, due 9/18/1995                      50,000,000
                ------------------------------------------------------------------------------
   229,000,000  (c) Goldman, Sachs & Co., 5.76%, dated 8/21/1995, due 9/19/1995                      229,000,000
                ------------------------------------------------------------------------------
    32,000,000  (c) Morgan Stanley & Co., Inc., 5.75%, dated 8/21/1995,
                due 9/19/1995                                                                         32,000,000
                ------------------------------------------------------------------------------
$   80,000,000  (c) Morgan Stanley & Co., Inc., 5.75%, dated 8/23/1995,
                due 9/20/1995                                                                   $     80,000,000
                ------------------------------------------------------------------------------  ----------------



                                      Government Income Securities, Inc.

 ----------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
(B) REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------------------
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                      526,245,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS (IDENTIFIED COST $2,932,295,852)(D)                           $  2,955,180,281
                ------------------------------------------------------------------------------  ----------------


   (a) These securities are subject to dollar roll transactions.

   (b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements is through participation in joint account with other Federated funds.

   (c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) The cost of investments for federal tax purposes amounts to $2,932,295,852. The unrealized appreciation of investments on a federal tax basis amounts to $22,884,429 which is comprised of $35,535,117 appreciation and $12,650,688 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($2,423,813,458) at August 31, 1995.

 (See Notes which are an integral part of the Financial Statements)




   Government Income Securities, Inc.
   Statement of Assets and Liabilities
  ----------------------------------------------------------------------------
   August 31, 1995
                                                            (unaudited)

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $    526,245,000
-----------------------------------------------------------------------------
Investments in securities                                                         2,428,935,281
-----------------------------------------------------------------------------  ----------------
     Total investments in securities, at value (identified
     and tax cost $2,932,295,852)                                                                $  2,955,180,281
-----------------------------------------------------------------------------------------------
Cash                                                                                                        3,721
-----------------------------------------------------------------------------------------------
Income receivable                                                                                      17,418,775
-----------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        28,099,041
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                382,098
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                $  3,001,083,916
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for investments purchased                                                   110,144,813
-----------------------------------------------------------------------------
Payable for shares redeemed                                                           3,537,179
-----------------------------------------------------------------------------
Income distribution payable                                                           7,260,895
-----------------------------------------------------------------------------
Payable for dollar roll transactions                                                455,769,457
-----------------------------------------------------------------------------
Accrued expenses                                                                        558,114
-----------------------------------------------------------------------------  ----------------
             Total liabilities                                                                                577,270,458
        -----------------------------------------------------------------------------------------------  ----------------
        NET ASSETS FOR 277,486,793 SHARES OUTSTANDING                                                    $  2,423,813,458
        -----------------------------------------------------------------------------------------------  ----------------
        NET ASSETS CONSIST OF:
        -----------------------------------------------------------------------------------------------
        Paid in capital                                                                                  $  2,835,656,528
        -----------------------------------------------------------------------------------------------
        Net unrealized appreciation of investments                                                             22,884,429
        -----------------------------------------------------------------------------------------------
        Accumulated net realized loss on investments                                                         (439,195,068)
        -----------------------------------------------------------------------------------------------
        Undistributed net investment income                                                                     4,467,569
        -----------------------------------------------------------------------------------------------  ----------------
             Total Net Assets                                                                            $  2,423,813,458
        -----------------------------------------------------------------------------------------------  ----------------
        NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
        -----------------------------------------------------------------------------------------------
        NET ASSET VALUE Per Share ($2,423,813,458 / 277,486,793 shares outstanding)                                 $8.73
        -----------------------------------------------------------------------------------------------  ----------------
        Offering Price Per Share (100/99.00 of $8.73)*                                                              $8.82
        -----------------------------------------------------------------------------------------------  ----------------
        Redemption Proceeds Per Share (99.00/100 of $8.73)**                                                        $8.64
        -----------------------------------------------------------------------------------------------  ----------------


 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Government Income Securities, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended August 31, 1995
(unaudited)

        INVESTMENT INCOME:
        -------------------------------------------------------------------------------------------------
        Interest (net of dollar roll expense of $14,139,259)                                               $  102,080,570
        -------------------------------------------------------------------------------------------------
        EXPENSES:
        -------------------------------------------------------------------------------------------------
        Investment advisory fee                                                             $   9,390,373
        ----------------------------------------------------------------------------------
        Administrative personnel and services fee                                                 947,802
        ----------------------------------------------------------------------------------
        Custodian fees                                                                            179,060
        ----------------------------------------------------------------------------------
        Transfer and dividend disbursing agent fees and expenses                                  934,332
        ----------------------------------------------------------------------------------
        Directors'/Trustees' fees                                                                  17,664
        ----------------------------------------------------------------------------------
        Auditing fees                                                                               8,832
        ----------------------------------------------------------------------------------
        Legal fees                                                                                 10,352
        ----------------------------------------------------------------------------------
        Portfolio accounting fees                                                                  86,391
        ----------------------------------------------------------------------------------
        Shareholder services fee                                                                3,130,124
        ----------------------------------------------------------------------------------
        Share registration costs                                                                   38,088
        ----------------------------------------------------------------------------------
        Printing and postage                                                                      155,848
        ----------------------------------------------------------------------------------
        Insurance premiums                                                                         26,128
        ----------------------------------------------------------------------------------
        Taxes                                                                                     276,832
----------------------------------------------------------------------------------
Miscellaneous                                                                              10,120
----------------------------------------------------------------------------------  -------------
     Total expenses                                                                    15,211,946
----------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------------
     Waiver of investment advisory fee                               $  (3,146,777)
-------------------------------------------------------------------
     Waiver of shareholder services fee                                    (25,041)
-------------------------------------------------------------------  -------------
          Total waivers                                                                (3,171,818)
----------------------------------------------------------------------------------  -------------
     Net expenses                                                                                      12,040,128
-------------------------------------------------------------------------------------------------  --------------
          Net investment income                                                                        90,040,442
-------------------------------------------------------------------------------------------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                       11,903,629
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                    42,295,774
-------------------------------------------------------------------------------------------------  --------------
     Net realized and unrealized gain on investments                                                   54,199,403
-------------------------------------------------------------------------------------------------  --------------
          Change in net assets resulting from operations                                           $  144,239,845
-------------------------------------------------------------------------------------------------  --------------


     (See Notes which are an integral part of the Financial Statements)


   Government Income Securities, Inc.
   Statement of Changes in Net Assets
 ----------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                          (UNAUDITED)             YEAR ENDED
                                                                        AUGUST 31, 1995        FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------
Net investment income                                                  $       90,040,442      $     215,756,944
-------------------------------------------------------------------
Net realized gain (loss) on investments ($11,903,629 net gain and
$192,317,284 net loss, respectively, as computed for federal tax
purposes)                                                                      11,903,629           (192,595,526)
-------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           42,295,774              3,066,135
-------------------------------------------------------------------  ----------------------  ---------------------
     Change in net assets resulting from operations                           144,239,845             26,227,553
-------------------------------------------------------------------  ----------------------  ---------------------
NET EQUALIZATION CREDITS (DEBITS)--                                              (919,551)            (2,212,810)
-------------------------------------------------------------------  ----------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------
Distributions from net investment income                                      (88,949,379)          (209,071,289)
-------------------------------------------------------------------  ----------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------
Proceeds from sale of shares                                                   31,885,781            140,367,951
-------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                           31,713,198             63,719,987
-------------------------------------------------------------------
        Cost of shares redeemed                                                      (232,169,710)        (1,023,096,149)
        -------------------------------------------------------------------  ----------------------  ---------------------
             Change in net assets resulting from
             share transactions                                                      (168,570,731)          (819,008,211)
        -------------------------------------------------------------------  ----------------------  ---------------------
                  Change in net assets                                               (114,199,816)        (1,004,064,757)
        -------------------------------------------------------------------
        NET ASSETS:
        -------------------------------------------------------------------
        Beginning of period                                                         2,538,013,274          3,542,078,031
        -------------------------------------------------------------------  ----------------------  ---------------------
        End of period (including undistributed net investment income of
        $4,467,569 and $4,296,058, respectively)                               $    2,423,813,458      $   2,538,013,274
        -------------------------------------------------------------------  ----------------------  ---------------------


(See Notes which are an integral part of the Financial Statements)


Government Income Securities, Inc.
Statement of Cash Flows
--------------------------------------------------------------------------------
Six Months Ended August 31, 1995
(unaudited)

        CASH FLOWS FROM OPERATING ACTIVITIES:
        -----------------------------------------------------------------------------------------------
        Investment income received                                                                       $     133,046,779
        -----------------------------------------------------------------------------------------------
        Payment of operating expenses                                                                          (12,358,190)
        -----------------------------------------------------------------------------------------------
        Proceeds from sales and maturities of investments                                                    2,072,414,098
        -----------------------------------------------------------------------------------------------
        Purchase of investments                                                                             (1,942,973,520)
        -----------------------------------------------------------------------------------------------
        Net purchase of short-term investments                                                                 (70,140,000)
        -----------------------------------------------------------------------------------------------  -----------------
             Cash provided by operating activities                                                             179,989,167
        -----------------------------------------------------------------------------------------------  -----------------
        CASH FLOWS FROM FINANCING ACTIVITIES:
        -----------------------------------------------------------------------------------------------
        Net proceeds from share activity                                                                      (201,412,346)
        -----------------------------------------------------------------------------------------------
        Increase in payable for dollar roll transactions                                                        82,007,658
        -----------------------------------------------------------------------------------------------
        Distributions paid                                                                                     (60,583,632)
        -----------------------------------------------------------------------------------------------  -----------------
             Cash used for financing activities                                                               (179,988,320)
        -----------------------------------------------------------------------------------------------  -----------------
        Increase in cash                                                                                               847
        -----------------------------------------------------------------------------------------------
        Cash at beginning of period                                                                                  2,874
        -----------------------------------------------------------------------------------------------  -----------------
        Cash at end of period                                                                            $           3,721
        -----------------------------------------------------------------------------------------------  -----------------
        RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH PROVIDED BY OPERATING
ACTIVITIES:
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             $     144,239,845
-----------------------------------------------------------------------------------------------
Net decrease in investments                                                                             22,044,203
-----------------------------------------------------------------------------------------------
Increase in income receivable                                                                             (203,459)
-----------------------------------------------------------------------------------------------
Decrease in receivable for investments sold                                                             36,981,306
-----------------------------------------------------------------------------------------------
Decrease in payable for investments purchased                                                          (22,754,666)
-----------------------------------------------------------------------------------------------
Decrease in accrued expenses                                                                              (318,062)
-----------------------------------------------------------------------------------------------  -----------------
     Cash provided by operating activities                                                       $     179,989,167
-----------------------------------------------------------------------------------------------  -----------------


             (See Notes which are an integral part of the Financial Statements)


  Government Income Securities, Inc.
  Financial Highlights
 ----------------------------------------------------------------------------
 (For a share outstanding throughout each period)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                         AUGUST 31,                                YEAR ENDED FEBRUARY 28 OR 29,
                            1995         1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD       $     8.55   $    9.00  $    9.44  $    9.48  $    9.32  $    9.19  $    9.00  $    9.49  $    9.76
----------------------
INCOME FROM INVESTMENT
OPERATIONS
----------------------
 Net investment income          0.31        0.63       0.68       0.79       0.83       0.87       0.87       0.86       0.88
----------------------
 Net realized and
 unrealized gain
 (loss) on investments          0.18       (0.46)     (0.44)     (0.05)      0.17       0.15       0.24      (0.53)     (0.27)
----------------------         -----   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment
 operations                     0.49        0.17       0.24       0.74       1.00       1.02       1.11       0.33       0.61
----------------------
LESS DISTRIBUTIONS
----------------------
 Distributions from
 net
 investment income             (0.31)      (0.62)     (0.68)     (0.78)     (0.83)     (0.87)     (0.91)     (0.82)     (0.88)
----------------------
 Distributions in
 excess of net
 investment income              0.00        0.00       0.00       0.00      (0.01)(b)  (0.02)(b)  (0.01)(b)   0.00       0.00
----------------------         -----   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 TOTAL DISTRIBUTIONS            (0.31)      (0.62)     (0.68)     (0.78)     (0.84)     (0.89)     (0.92)     (0.82)     (0.88)
 ----------------------         -----   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Net asset value,
 end of period             $     8.73   $    8.55  $    9.00  $    9.44  $    9.48  $    9.32  $    9.19  $    9.00  $    9.49
 ----------------------         -----   ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 TOTAL RETURN (C)                5.84%       2.11%      2.63%      8.08%     11.12%     11.63%     12.81%      3.65%      6.80%
 ----------------------
 RATIOS TO
 AVERAGE NET ASSETS
----------------------
 Expenses                       0.97%*      0.97%      0.97%      0.90%      0.92%      0.90%      0.93%      0.88%      0.81%
 ----------------------
 Net investment income          7.17%*      7.34%      7.39%      8.27%      8.86%      9.43%      9.42%      9.33%      9.47%
 ----------------------
 Expense waiver/
 reimbursement (d)              0.25%*      0.23%      0.19%      0.00%      0.00%      0.00%      0.00%      0.00%      0.00%
 ----------------------
 SUPPLEMENTAL DATA
 ----------------------
 Net assets, end of
 period (000 omitted)   2,$423,813     $2,538,013 $3,542,078 $3,643,180 $2,261,762 $1,322,749 $1,320,710 $1,482,030 $1,846,198
 ----------------------
 Portfolio Turnover            70  %         143%       134%        43%        36%        37%        76%        62%        34%
 ----------------------

        1987(A)
        NET ASSET VALUE,
        BEGINNING OF PERIOD      $     9.99
        ----------------------
        INCOME FROM INVESTMENT
        OPERATIONS
----------------------
 Net investment income         0.94
----------------------
 Net realized and
 unrealized gain
 (loss) on investments        (0.23)
----------------------      -----
 Total from investment
 operations                    0.71
----------------------
LESS DISTRIBUTIONS
----------------------
 Distributions from
 net
 investment income            (0.94)
----------------------
 Distributions in
 excess of net
 investment income             0.00
----------------------      -----
TOTAL DISTRIBUTIONS           (0.94)
----------------------      -----
Net asset value,
end of period            $     9.76
----------------------      -----
TOTAL RETURN (C)               6.76%
----------------------
RATIOS TO
AVERAGE NET ASSETS
----------------------
 Expenses                      0.95%*
----------------------
 Net investment income         9.18%*
        ----------------------
         Expense waiver/
         reimbursement (d)            0.00%
        ----------------------
        SUPPLEMENTAL DATA
        ----------------------
         Net assets, end of
         period (000 omitted)   3$,183,612
        ----------------------
         Portfolio Turnover            208 %
        ----------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 4, 1986 (date of initial public investment) to February 28, 1987.

(b) Distributions in excess of net investment income for the years ended February 29, 1992, February 28, 1991, and 1990 were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



Government Income Securities, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
August 31, 1995
(unaudited)

(1) ORGANIZATION

Government Income Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $404,873,973, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

             EXPIRATION YEAR          EXPIRATION AMOUNT
                  1996                     $68,203,141
                  1997                     $35,933,841
                  1998                     $13,325,628
                  1999                        $147,841
                  2000                      $3,842,806
                  2001                      $7,365,127
                  2002                     $83,738,305
                  2003                    $192,317,284


Additionally, net capital losses of $46,208,535 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, equal to the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended August 31, 1995, the Fund had no options outstanding.

DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund loans mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

STATEMENT OF CASH FLOWS--Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at August 31, 1995.

OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At August 31, 1995, there were 2,000,000,000 shares of $0.01 par value capital stock authorized Transactions in shares were as follows:

                                                                         SIX MONTHS ENDED         YEAR ENDED
                                                                          AUGUST 31, 1995      FEBRUARY 28, 1995
Shares sold                                                                    3,689,932             16,366,043
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared             3,662,777              6,992,784
----------------------------------------------------------------------
Shares redeemed                                                              (26,855,953)          (119,737,988)
----------------------------------------------------------------------  -------------------  ---------------------
  Net change resulting from share transactions                               (19,503,244)           (96,379,161)
----------------------------------------------------------------------  -------------------  ---------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver and at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of the average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995, were as follows:

        ------------------------------------------------------------------------------------------------
        PURCHASES                                                                                         $  1,889,049,186
        ------------------------------------------------------------------------------------------------  ----------------
        SALES                                                                                             $  1,718,875,516
        ------------------------------------------------------------------------------------------------  ----------------




Directors                            Officers

--------------------------------------------------------------------------------

John F. Donahue                      John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                  Richard B. Fisher
William J. Copeland                    President
James E. Dowd                        J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Richard B. Fisher                    Edward C. Gonzales
Edward L. Flaherty, Jr.                Executive Vice President
Peter E. Madden                      John W. McGonigle
Gregor F. Meyer                        Executive Vice President and Secretary
John E. Murray, Jr.                  David M. Taylor
Wesley W. Posvar                       Treasurer
Marjorie P. Smuts                    Charles H. Field
                                       Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.


          [LOGO]

          FEDERATED SECURITIES CORP.
          Distributor

          A Subsidiary of Federated Investors

          Federated Investors Tower
          Pittsburgh, PA 15222-3779

          Cusip 383733102
          8092706 (10/95)




APPENDIX


A. The graphic representation here displayed consists of a boxed legend in upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income the Fund. The dark shaded portion reflects the principal value of a $10,000 investment in Government Income Securities, Inc. (the "Fund"). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $10,000 in the Fund on April 4, 1986, would have grown to $19,628 on August 31, 1995. The "x" axis reflects computation periods from April 4, 1986 (the Fund's inception date) to August 31, 1995. The right margin of the chart reflects the ending value of a hypothetical investment of $10,000 in the Fund measured in increments of $5,000 ranging from $0 to $20,000.


B. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of annual $1,000 investments in the Fund. The color-coded mountain chart is a visual representation of the narrative text beneath it, which shows that an annual investment of $1,000 in the Fund on April 4, 1986, would grow to $14,387 on August 31, 1995. The "x" axis reflects computation periods from April 4, 1986, (the Fund's inception date) to August 31, 1995. The right margin of the chart reflects the ending value of a hypothetical annual $1,000 investment in the Fund measured in increments of $3000 ranging from $0 to $15,000.


C. The graphic representation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of reinvested income for the Fund. The dark shaded portion reflects the principal value of a $100,000 investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an investment of $100,000 in the Fund in April, 1986, would grow to $196,278 on August 31, 1995. The "x" axis reflects computation periods from April, 1986 (the Fund's inception date) to August 31, 1995. The right margin of the chart reflects the ending value of a hypothetical $100,000 investment in the Fund measured in increments of $40,000 ranging from $0 to $200,00.